Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Current assets:
Cash and cash equivalents	$ 6,503,868	$ 198,938
Accounts receivable, net	305,911	84,221
Deposits, prepayments and other current assets	6,989,116	11,368
Deferred public offering costs		583,970
Contract costs	422,433	109,042
Total current assets	14,221,328	987,539
Non-current assets:
Property and equipment, net	22,852	1,505
Operating lease right-of-use assets, net	2,660	17,232
Total non-current assets	25,512	18,737
TOTAL ASSETS	14,246,840	1,006,276
Current liabilities:
Accounts payable	444,808	325,121
Accrued liabilities and other payables	459,717	433,564
Contract liabilities	722,813	403,661
Operating lease liabilities, current	2,660	15,165
Loans payable, current		2,551
Total current liabilities	2,080,931	1,692,889
Non-current liabilities:
Operating lease liabilities, non-current		2,067
Warrant liabilities		204,729
Total non-current liabilities		206,796
TOTAL LIABILITIES	2,080,931	1,899,685
Commitments and contingencies
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, US$0.001 par value, 50,000,000 shares authorized, 21,812,500 and 17,500,000 shares issued and outstanding as of August 31, 2025 and February 28, 2025 respectively	21,813	17,500
Additional paid in capital	14,610,571
Capital reserves	797,710	797,710
Accumulated other comprehensive loss	(45,871)
Accumulated deficits	(3,218,314)	(1,708,619)
Total shareholders’ equity (deficit)	12,165,909	(893,409)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	14,246,840	1,006,276
Related Party [Member]
Current liabilities:
Amount due to related parties	$ 450,933	$ 512,827